Cost of sales of goods and services, without considering depreciation and amortization - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	$ 157.8	$ 138.4	$ 130.9
Labor expenses for prior years adjustment of profit sharing		1.1
Non-recurring costs of labor agreements for union		97.1
Administrative expense directly related to cost of production	36.2	32.5	32.6
Administrative Expense Related To Cost Of Production	$ 36.2	$ 32.5	$ 32.6
OSINERGMIN [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.12%	0.12%	0.12%
OEFA [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty				0.07%